Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of detailed information about convertible redeemable preferred shares [Table Text Block]
	Number	Amount
A1 Preferred Shares
Balance – September 1, 2016	-	$-
Preferred shares issued	500	2,625,000
Increase in fair value	-	131,250
Converted to common shares	(20)	(110,250)

Balance – August 31, 2017	480	2,646,000
Increase in fair value	-	385,875
Converted to common shares	(300)	(1,850,625)
Balance – August 31, 2018	180	$1,181,250

B1 Preferred Shares
Balance – September 1, 2016 and August 31, 2017	-	$-
Preferred shares issued	300	1,575,000
Increase in fair value	-	149,625
Converted to common shares	(60)	(338,625)
Balance – August 31, 2018	240	$1,386,000

C1 Preferred Shares
Balance – September 1, 2016 and August 31, 2017	-	$-
Preferred shares issued	150	787,500
Balance – August 31, 2018	150	$787,500

	570	$3,354,750